Cover	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2021
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-33811
Entity Registrant Name	NAVIOS MARITIME PARTNERS L.P.
Entity Central Index Key	0001415921
Entity Address, Address Line One	7 Avenue de Grande Bretagne
Entity Address, City or Town	Monte Carlo
Entity Address, Country	MC
Entity Address, Postal Zip Code	98000